As filed with the Securities and Exchange Commission on July 25, 1997
                                             Registration No. 33-15704
                                                              811-5232
______________________________________________________________________

                  Securities and Exchange Commission
                        Washington, D.C. 20549
______________________________________________________________________
                               FORM N-4

       Registration Statement under the Securities Act of 1933

               Pre-Effective Amendment No.
               Post-Effective Amendment No.    6                X

     Registration Statement under the Investment Company Act of 1940
                        Amendment No.     7                     X
______________________________________________________________________

            Independence Variable Annuity Separate Account
(named Keyport America Variable Annuity Separate Account before 10/13/95)
                      (Exact Name of Registrant)

                Independence Life and Annuity Company
   (named Keyport America Life Insurance Company before 10/13/95)
                         (Name of Depositor)

                           125 High Street
                           Boston, MA 02110
         (Address of Depositor's Principal Executive Office)
            Depositor's Telephone Number:   (800) 500-5512

                           James J. Klopper
                           125 High Street
                          Boston, MA  02110
               (Name and Address of Agent for Service)

                               Copy to:
                        Joan E. Boros, Esquire
                       Katten Munchin and Zavis
                     1025 Thomas Jefferson, N.W.
                        Washington, D.C. 20007

It is proposed that this filing will become effective (check appropriate space)

     X immediately upon filing pursuant to paragraph (b) of Rule 485 on (date) pursuant to paragraph (b) of Rule 485
              60 days after filing pursuant to paragraph (a)(1) of Rule 485 on (date) pursuant to paragraph (a)(1) of Rule 485

                     Statement Pursuant to Rule 24f-2

Pursuant to Rule 24f-2(a)(1), the Registrant has registered an indefinite number of securities under the Securities Act of 1933. The Rule 24f-2 Notice of the Registration for the fiscal year ended December 31, 1996 was filed on February 28, 1997.

This Amendment No. 6 to the Registration Statement on Form S-6 which initially became effective on December 7, 1987 (the "Registration
Statement") relates only to the represention included herein and does not otherwise delete, amend, or supersede any information contained in Post-Effective Amendment No. 5 to the Registration Statement.

Financial Statements are not included in this Post-Effective Amendment to the Registration Statement. Financial statements are provided to policyholders each year pursuant to the requirements as set forth in the SEC no-action response to Great-West Life and Annuity Co. (pub. avail. October 23, 1990) upon which Registrant is relying.

                                    PART C

                            OTHER INFORMATION


Item 32. Undertakings.

     (a) Registrant undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

     (b) Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or
(2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

     (c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.


Representation

     Depositor represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Depositor. Further, this representation applies to each form of the contract described in a prospectus and statement of additional information included in this registration statement.





                              SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the registrant certifies that it meets all of the requirements for effectiveness of this Amended Registration Statement pursuant to Rule 486(b) under the Securities Act of 1933 and has duly caused this Amended Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, and its seal to be hereunto affixed and attested, all in the city of Boston, Massachusetts, on the 25th day of July, 1997.

                         INDEPENDENCE VARIABLE ANNUITY SEPARATE ACCOUNT (formerly named Keyport America Variable Annuity Separate Account)
                                        (Registrant)


                         By:  INDEPENDENCE LIFE AND ANNUITY COMPANY
                         (formerly named Keyport America Life Insurance
                         Company)
                                        (Depositor)


                         By:  /s/John W. Rosensteel
                              John W. Rosensteel
                              President



*BY: /s/James J. Klopper           July 25, 1997
     James J. Klopper              Date
     Attorney-in-Fact

* James J. Klopper has signed this document on the indicated date on behalf of Mr. Rosensteel pursuant to power of attorney duly executed by him and included as part of Exhibit 13 in Post-Effective Amendment No. 5 to the Registration Statement on Form N-4 filed on or about April 28, 1995 (File Nos. 33-15704; 811-5232).


Pursuant to the requirements of the Securities Act of 1933, this Amended Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


John W. Rosensteel*                        John W. Rosensteel*
John W. Rosensteel                         John W. Rosensteel
Chairman of the Board                      President & Principal
                                           Executive Officer



John E. Arant, III*                        Paul H. LeFevre, Jr.*
John E. Arant, III                         Paul H. LeFevre, Jr.
Director                                   Senior Vice President &
                                           Principal Financial Officer



Paul H. LeFevre, Jr.*
Paul H. LeFevre, Jr.
Director







*BY: /s/James J. Klopper           July 25, 1997
     James J. Klopper              Date
     Attorney-in-Fact

* James J. Klopper has signed this document on the indicated date on behalf of Mr. Rosensteel pursuant to power of attorney duly executed by him and included as part of Exhibit 13 in Post-Effective Amendment No. 5 to the Registration Statement on Form N-4 filed on or about April 28, 1995 (File Nos. 33-15704; 811-5232).